Cash and cash equivalents - Additional information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Fair value of investment in money market funds	€ 232,500,000
Cost of money market funds	241,200,000	€ 0
Guarantee [member]
Disclosure of detailed information about financial instruments [line items]
Cash on hand	€ 100,000